Component of Changes in OCI, net of Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Net unrealized investment gains (losses), beginning of period	$ 2,638	[1]	$ 1,485	[1]	$ 1,485	[1]	$ (80)		$ (1,405)
Net unrealized investment gains (losses), OCI before reclassifications	(216)	[1]	(164)	[1]	1,106		1,551		943
Net unrealized investment gains (losses), amounts reclassified from OCI	25	[1]	0	[1]	50		53		133
Net unrealized investment gains (losses), current period OCI	(191)	[1]	(164)	[1]	1,156		1,604		1,336
Net unrealized investment gains (losses), before noncontrolling interest	2,447	[1]	1,321	[1]
Less: Net unrealized investment gains (losses), change in OCI attributable to noncontrolling interests	4	[1]	(6)	[1]	3		39		11
Net unrealized investment gains (losses), end of period	2,443	[1]	1,327	[1]	2,638	[1]	1,485	[1]	(80)
Derivatives qualifying as effective accounting hedges, beginning of period	1,909	[2]	2,009	[2]	2,009	[2]	924		802
Derivatives qualifying as hedges, OCI before reclassifications	(102)	[2]	(322)	[2]	(77)		1,086		131
Derivatives qualifying as hedges, amounts reclassified from OCI	(8)	[2]	(7)	[2]	(23)		(1)		(9)
Derivatives qualifying as hedges, current period OCI	(110)	[2]	(329)	[2]	(100)		1,085		122
Derivatives qualifying as hedges, before noncontrolling interests	1,799	[2]	1,680	[2]
Less: Derivatives qualifying as hedges, change in OCI attributable to noncontrolling interests	0	[2]	0	[2]
Derivatives qualifying as effective accounting hedges, end of period	1,799	[2]	1,680	[2]	1,909	[2]	2,009	[2]	924
Foreign currency translation and other adjustments, beginning balances	655	[3]	553	[4]	553	[4]
Foreign currency translation and other adjustments, OCI before reclassifications	(104)	[3]	116	[4]
Foreign currency translation and other adjustments, amounts reclassified from OCI	0	[3]	0	[4]
Foreign currency translation and other adjustments, current period OCI	(104)	[3]	116	[4]
Foreign currency translation and other adjustments, before noncontrolling interests	551	[3]	669	[4]
Less: Foreign currency translation and other adjustments, change in OCI attributable to noncontrolling interests	(31)	[3]	20	[4]
Foreign currency translation and other adjustments, ending balances	582	[3]	649	[4]	655	[3]	553	[4]
Accumulated other comprehensive income (loss), beginning balances	5,202		4,047		4,047
OCI before reclassifications	(422)		(370)
Amounts reclassified from OCI	17		(7)
Total other comprehensive income (loss)	(405)		(377)		1,182		2,554		1,484
Other comprehensive income (loss), before noncontrolling interests	4,797		3,670
Less: change in OCI attributable to noncontrolling interests	(27)		14
Accumulated other comprehensive income (loss), ending balances	$ 4,824		$ 3,656		$ 5,202		$ 4,047

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[2]	See note 5 for additional information.
[3]	Balance included $26 million, net of $13 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2013. Amount also included $52 million of taxes related to foreign currency translation adjustments as of March 31, 2013.
[4]	Balance included $20 million, net of $11 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2012. Amount also included $48 million of taxes related to foreign currency translation adjustments as of March 31, 2012.